Warrants	12 Months Ended
Dec. 31, 2019
Warrants [Abstract]
WARRANTS

19. Warrants

On November 30, 2018 and December 17, 2018, the Company entered into several agreements with underwriter. In return for the underwriter's services, the Company issued an aggregate of 80,453 and 38,071 warrants to purchase the same number of the Company's ordinary shares, for the convertible debts and the IPO, respectively. The shares were fully vested upon the IPO completion date and the fair value of the warrants was $659,697 and $218,147, respectively, which was calculated using the Black-Scholes pricing model, with the following weighted-average assumptions.

The Group analyzed the warrants issued in the IPO and the convertible debts in accordance with ASC Topic 815 "Derivatives and Hedging". In accordance with ASC Topic 815, the Group determined that the warrants should not be considered index to its own stock, as the strike price of the warrants is dominated in a currency (USD) other than the primary economy environment currency of the Group (HKD). As a result, the warrants do not meet the scope exception of ASC Topic 815, therefore, should be accounted for as derivative liabilities and measure at fair value with changes in fair value be recorded in earnings in each reporting period.

All warrants were exercised on June 19, 2019 on a cashless basis. $866,300 loss in changes in fair value of warrant liabilities was recorded in consolidated statements of operations.

	December 31, 2019	December 31, 2018
Expected volatility	-%	58.18%
Risk-free interest rate	-	2.820%-2.822%
Expected term from grant date (in years)	-	2.43
Dividend rate	-	-
Fair value	$-	$4.60-9.48

Expected Volatility

The expected volatility used for the year ended December 31, 2018 is based upon the Company's peer group trading history.

Risk-Free Interest Rate

The risk-free interest rate assumption is based on U.S. Treasury instruments with a term consistent with the contractual term of the warrants issued.

Expected Term

The expected term of the warrants issued represents the remaining contractual term of the warrants.

Dividend Yield

The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and therefore, used an expected dividend yield of zero in the valuation model.

The movement of the warrants for the years ended December 31, 2019 and 2018 are as following:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding, January 1, 2019	118,524	$13.79	2.43

Exercised	118,524	$13.79	1.96
Outstanding, December 31, 2019	-	$-	-

Outstanding, January 1, 2018	-	$-	-

Granted	118,524	$13.79	2.50
Outstanding, December 31, 2018	118,524	$13.79	2.43